SHORT-TERM INVESTMENTS (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Investments, All Other Investments [Abstract]
Cash to invest in private investment	$ 2,995,607	$ 3,000,000
Fair value change	(212,851)	4,393
Fair value change	$ 212,851	$ (4,393)